Equity share capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements of share capital [Line Items]
Scrip dividend	€ 156,000,000	€ 130,000,000	€ 136,000,000
Reduction of issued capital	23,800,000
Issued capital [member]
Movements of share capital [Line Items]
Scrip dividend	€ 0	€ 0	€ 0
Ordinary shares [member] | Issued capital [member]
Movements of share capital [Line Items]
Number of shares outstanding		729,559,951	740,688,365
Scrip dividend number of shares	4,195,421	12,122,194
Reduction of share capital number of shares	0	(23,250,608)
Issued capital		€ 7,295,600	€ 7,406,884
Scrip dividend	€ 41,954	121,222
Reduction of issued capital	€ 0	€ (232,506)
Ordinary shares [member] | Share capital [Member]
Movements of share capital [Line Items]
Number of shares outstanding	733,755,372	729,559,951
Issued capital	€ 7,337,554	€ 7,295,600